COMMITMENTS CONTINGENCIES AND LEGAL PROCEEDINGS	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
COMMITMENTS CONTINGENCIES AND LEGAL PROCEEDINGS
COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

11. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

Legal Proceedings

The Company may from time to time become a party to various legal proceedings arising in the ordinary course of our business. The Company is currently not a party to any pending legal proceeding that is not ordinary routine litigation incidental to our business.

Employment Agreements

Phillip A. Bosua, Chief Executive Officer

On April 10, 2018, we entered into an employment agreement with Mr. Bosua reflecting his appointment as Chief Executive Officer. The employment agreement is for an initial term of 12 months (subject to earlier termination) and will be automatically extended for additional 12-month terms unless either party notifies the other party of its intention to terminate the Employment Agreement with at least ninety (90) days prior to the end of the Initial Term or renewal term. Mr. Bosua was paid a base salary of $225,000 per year, received 500,000 shares of common stock valued at $0.33 per share and may be entitled to bonuses and equity awards at the discretion of the Board or a committee of the Board. The employment agreement provides for severance pay equal to 12 months of base salary if Mr. Bosua is terminated without “cause” or voluntarily terminates his employment for “good reason.” During the years ended September 30, 2021 and 2020, our compensation committee and our board of directors compensated Mr. Bosua with an annual salary of $240,000 from October 1, 2019 to May 1, 2020. From May 1, 2020 to March 31, 2021, the annual compensation was $260,000. From April 1, 2021 to September 30, 2021, the annual compensation was $350,000. The compensation committee and the board of directors of Particle compensated Phillip A. Bosua with an annual salary of $120,000 from June 1, 2020 to August 15, 2021. Mr. Bosua will be entitled to participate in all group employment benefits that are offered by us to our senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. If our company terminates Mr. Bosua’s employment at any time prior to the expiration of the term without cause, as defined in the employment agreement, or if Mr. Bosua terminates his employment at any time for “good reason” or due to a “disability,” Mr. Bosua will be entitled to receive (i) his base salary amount for one year; and (ii) medical benefits for eighteen months.

Peter Conley, Chief Financial Officer and Senior Vice President, Intellectual Property

On May 13, 2022, we entered into an employment agreement with Mr. Conley reflecting his appointment as our Chief Financial Officer and Senior Vice President, Intellectual Property. The employment agreement is at will, meaning either we or Mr. Conley may terminate the employment relationship at any time, with or without cause, upon written notice to the other party. Under the terms of this agreement, Mr. Conley has an annualized base salary of $300,000, and the base salary will be paid periodically in accordance with our normal payroll practice. Mr. Conley may also be entitled to bonuses from time to time as determined by our board of directors or our Compensation Committee in their sole discretion. The employment agreement provides that Mr. Conley is eligible for equity awards under our 2021 Equity Incentive Plan or by agreement outside the plan. The employment agreement provides for severance pay equal to 12 months of then-in-effect base salary if Mr. Conley is terminated without “cause” or voluntarily terminates his employment for “good reason,” as defined in the employment agreement. Mr. Conley is eligible to participate in of all our employee benefit plans, policies and arrangements that are applicable to other executive officers, as such plans, policies and arrangements may exist or change from time to time at our discretion. We will reimburse Mr. Conley for reasonable travel, entertainment and other expenses he incurs in the furtherance of his duties under this agreement.

Ronald P. Erickson, Chairman of the Board

On April 10, 2018, we entered into an amended employment agreement for Ronald P. Erickson which amends our employment agreement with him dated July 1, 2017. The initial one-year term of this amended agreement expired March 21, 2019, and automatically extends for additional one (1) year periods unless either party delivers written notice of such party’s intention to terminate the agreement at least ninety (90) days prior to the end of the renewal term. During the years ended September 30, 2021 and 2020, our compensation committee and our board of directors compensated Mr. Erickson with an annual salary of $195,000 from October 1, 2019 to May 1, 2020. From May 1, 2020 to March 31, 2021, the annual compensation was $215,000. From April 1, 2021 to September 30, 2021, the annual compensation was $300,000. The compensation committee and the board of Particle compensated Mr. Erickson with an annual salary of $120,000 from June 1, 2020 to August 15, 2021. Mr. Erickson will be entitled to participate in all group employment benefits that are offered by us to our senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. If our company terminates Mr. Erickson’s employment at any time prior to the expiration of the term without cause, as defined in the employment agreement, or if Mr. Erickson terminates his employment at any time for “good reason” or due to a “disability,” Mr. Erickson will be entitled to receive (i) his base salary amount for one year; and (ii) medical benefits for eighteen months.

Properties and Operating Leases

The Company is obligated under the following leases for its various facilities.

Corporate Offices

On April 13, 2017, the Company leased our executive office located at 500 Union Street, Suite 810, Seattle, Washington, USA, 98101. The Company leases 943 square feet and the current net monthly payment is $3,334. The monthly payment increases approximately 3% each year and the lease expires on May 31, 2022. On October 31, 2021, we extended the lease from June 1, 2022 to May 31, 2023 at $2,986 per month.

Lab Facilities and Executive Offices

On February 1, 2019, the Company leased its lab facilities and executive offices located at 915 E Pine Street, Suite 212, Seattle, WA 98122. The Company leases 2,642 square feet and the net monthly payment at September 30, 2021 is $8,697. The monthly payment increases approximately 3% annually each year on July 1. The lease expires on June 30, 2024. On October 11, 2021, the Company entered into First Amendment of Lease and added 1,030 square feet for year for $5,000 per month. The space will be utilized for clinical trials.

12. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

Legal Proceedings

The Company may from time to time become a party to various legal proceedings arising in the ordinary course of our business. The Company is currently not a party to any pending legal proceeding that is not ordinary routine litigation incidental to our business.

Employment Agreement with Phillip A. Bosua, Chief Executive Officer

Phillip A. Bosua was appointed our Chief Executive Officer on April 10, 2018. Previously, Mr. Bosua served as the Company’s Chief Product Officer since August 2017. The Company entered into a Consulting Agreement with Mr. Bosua’s company, Blaze Clinical on July 7, 2017. From September 2012 to February 2015, Mr. Bosua was the founder and Chief Executive Officer of LIFX Inc. (where he developed and marketed an innovative “smart” light bulb) and from August 2015 until February 2016 was Vice President Consumer Products at Soraa (which markets specialty LED light bulbs). From February 2016 to July 2017, Mr. Bosua was the founder and CEO of RAAI, Inc. (where he continued the development of his smart lighting technology). From May 2008 to February 2013 he was the Founder and CEO of LimeMouse Apps, a leading developer of applications for the Apple App Store.

On April 10, 2018, we entered into an Employment Agreement with Mr. Bosua reflecting his appointment as Chief Executive Officer. The Employment Agreement is for an initial term of 12 months (subject to earlier termination) and will be automatically extended for additional 12-month terms unless either party notifies the other party of its intention to terminate the Employment Agreement with at least ninety (90) days prior to the end of the Initial Term or renewal term. Mr. Bosua was paid a base salary of $225,000 per year, received 500,000 shares of common stock valued at $0.33 per share and may be entitled to bonuses and equity awards at the discretion of the Board or a committee of the Board. The Employment Agreement provides for severance pay equal to 12 months of base salary if Mr. Bosua is terminated without “cause” or voluntarily terminates his employment for “good reason.” During the years ended September 30, 2021 and 2020, the Compensation Committee and the Board compensated Phillip A. Bosua, its Chief Executive Officer, with an annual salary of $240,000 from October 1, 2019 to May 1, 2020. May 1, 2020 to March 31, 2021, the annual compensation was $260,000. From April 1, 2021 to September 30, 2021, the annual compensation was $350,000.

The Compensation Committee and the Board of Particle, Inc. compensated Phillip A. Bosua with an annual salary of $120,000 from June 1, 2020 to August 15, 2021.

Mr. Bosua will be entitled to participate in all group employment benefits that are offered by us to our senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements.

If the Company terminates Mr. Bosua’s employment at any time prior to the expiration of the Term without Cause, as defined in the Employment Agreement, or if Mr. Bosua terminates his employment at any time for “Good Reason” or due to a “Disability,” Mr. Bosua will be entitled to receive (i) his Base Salary amount for one year; and (ii) medical benefits for eighteen months.

Employment Agreement with Ronald P. Erickson, Chairman of the Board and Interim Chief Financial Officer

On April 10, 2018, we entered into an Amended Employment Agreement for Ronald P. Erickson which amends the Employment Agreement dated July 1, 2017. The Agreement expires March 21, 2019. automatically be extended for additional one (1) year periods unless either Party delivers written notice of such Party’s intention to terminate this Agreement at least ninety (90) days prior to the end of the Initial Term or renewal term.

During the years ended September 30, 2021 and 2020, the Compensation Committee and the Board compensated Ronald P. Erickson, its Chairman of the Board and Interim Financial Officer, with an annual salary of $195,000 from October 1, 2019 to May 1, 2020. From May 1, 2020 to March 31, 2021, the annual compensation was $215,000. From April 1, 2021 to September 30, 2021, the annual compensation was $300,000. The Compensation Committee and the Board of Particle Inc. compensated Ronald P. Erickson with an annual salary of $120,000 from June 1, 2020 to August 15, 2021.

Mr. Erickson will be entitled to participate in all group employment benefits that are offered by us to our senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements.

If the Company terminates Mr. Erickson’s employment at any time prior to the expiration of the Term without Cause, as defined in the Employment Agreement, or if Mr. Erickson terminates his employment at any time for “Good Reason” or due to a “Disability,” Mr. Erickson will be entitled to receive (i) his Base Salary amount for one year; and (ii) medical benefits for eighteen months.

Properties and Operating Leases

The Company is obligated under the following leases for its various facilities.

Corporate Offices

On April 13, 2017, the Company leased its executive office located at 500 Union Street, Suite 810, Seattle, Washington, USA, 98101. The Company leases 943 square feet and the current net monthly payment is $3,334. The monthly payment increases approximately 3% each year and the lease expires on May 31, 2022.

Lab Facilities and Executive Offices

On February 1, 2019, the Company leased its lab facilities and executive offices located at 915 E Pine Street, Suite 212, Seattle, WA 98122. We lease 2,642 square feet and the net monthly payment at September 30, 2021 is $8,697. The monthly payment increases approximately 3% annually each year on July 1. The lease expires on June 30, 2024.